Convertible Notes Schedule of carrying value and unamortized discount on December 20204 Notes (Details) - December 2024 Notes [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Sep. 17, 2019
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal	$ 11,500
Debt Instrument, Unamortized Discount	(1,200)	$ (9,400)
Convertible Debt	$ 10,300